Summary of Significant Accounting Policies: Policyholder Account Balances (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Average credited interest rate	4.50%	4.50%	4.50%
Future minimum guaranteed interest rate	4.50%	4.50%	4.50%